                           SAFECO TAXABLE BOND TRUST
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1999
                       SUPPLEMENT DATED NOVEMBER 30, 1999


THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOLLOWING THE SUBHEADING "PORTFOLIO MANAGERS" "INTERMEDIATE-TERM U.S. TREASURY FUND" ON PAGE 53 OF THE NO-LOAD CLASS PROSPECTUS:


The Intermediate-Term U.S. Treasury Fund is managed by Naomi Urata, Assistant Vice President of SAM. Ms. Urata also manages the Money Market Fund. She has been an investment analyst for SAFECO Mutual Funds since 1993 and has been a portfolio manager since 1994.

                            SAFECO TAXABLE BOND TRUST
                SUPPLEMENT TO THE PROSPECTUS DATED APRIL 30, 1999
                       SUPPLEMENT DATED NOVEMBER 30, 1999


THE FOLLOWING INFORMATION REPLACES THE PARAGRAPH FOLLOWING THE SUBHEADING "INTERMEDIATE-TERM U.S. TREASURY FUND" ON PAGE 64 OF THE ADVISOR CLASS A AND ADVISOR CLASS B PROSPECTUS:

The Intermediate-Term U.S. Treasury Fund is managed by Naomi Urata, Assistant Vice President of SAM. Ms. Urata also manages the Money Market Fund. She has been an investment analyst for SAFECO Mutual Funds since 1993 and has been a portfolio manager since 1994.